Investment Objectives and Goals - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with long term capital appreciation.